Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies
Schedule of future minimum payments under all of our non-cancelable operating leases
2017	$2,194
2018	1,347
2019	777
2020	598
2021	572
Thereafter	7,676

$13,164